Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897

Pemberwick Fund (the “Fund”),
a series of Manager Directed Portfolios
Supplement dated December 12, 2024
to the Prospectus and Statement of Additional Information (“SAI”),
each dated July 31, 2024

Effective immediately, all references to the Fund not having a website are hereby deleted in their entirety. You may obtain additional information about the Fund, including the Prospectus, SAI, Annual and Semi-Annual Reports, and Fund financial statements, free of charge at https://pemberwickfund.com/pdf-documents. You can also request this information by calling 1-888-893-4491.

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Please retain this supplement for future reference.